Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.92%	0.54%	0.44%
Tax uncertainties	2.56%	2.07%	1.71%
Total income tax rate differential	3.48%	2.61%	2.15%